Other Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Other Assets [Abstract]
Corporate/bank owned life insurance	$ 4,598		$ 4,482
Accounts receivable	4,166		3,479
Equity in joint ventures and other investments	3,287	[1],[2]	3,357	[1],[2]
Income taxes receivable (b)	2,142	[1]	2,499	[1]
Fails to deliver	1,351		864
Software	1,332		1,251
Fair value of hedging derivatives	851		1,282
Prepaid pension assets	708		1,209
Prepaid expenses	451		451
Due from customers on acceptances	247		379
Other	1,357		1,313
Total other assets	20,490	[1]	20,566	[1]
Federal Reserve Bank stock	$ 447		$ 441

[1]	Prior year balances were restated to reflect the retrospective application of adopting new accounting guidance in 2014 related to our investments in qualified affordable housing projects (ASU 2014-01). See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[2]	Includes Federal Reserve Bank stock of $447 million and $441 million, respectively, at cost